NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

(b) Additional detail to all Notes Payable in Default is as follows:

September 30, 2021	December 31, 2020	Interest	Interest Expense
Principal	Principal	Rate	9/30/2021	9/30/2020	Maturity
$32,960	32,960	5.00%	1,236	1,236	10/5/18
32,746	32,746	5.00%	1,227	1,227	10/5/18
5,000	5,000	6.00%	225	225	10/5/18
100,000	100,000	5.00%	3,750	3,750	10/5/18
7,000	7,000	6.00%	315	315	10/5/18
388,376	388,376	5.00%	14,565	14,565	10/5/18
192,000	192,000	0%	10,080	10,080	10/5/18
18,000	18,000	6.00%	810	810	9/1/2002
30,000	30,000	6.00%	1,350	1,350	9/12/2002
25,000	25,000	5.00%	939	939	8/31/2000
40,000	40,000	7.00%	2,100	2,100	7/10/2002

$871,082	$871,082		$36,597	$36,597

September 30, 2021	December 31, 2020	Interest	Interest Expense
Principal	Principal	Rate	9/30/2021	9/30/2020	Maturity
$100,000	0	5.00%	2,170	0	7/20/22
100,000	0	5.00%	1,658	0	8/6/22

200,000	0		3,828	0

(b) Additional detail to all Notes Payable in Default is as follows:

2020	2019	Interest	Interest Expense
Principal	Principal	Rate	12/31/2020	12/31/2019	Maturity
$32,960	32,960	5.00%	1,649	1,648	10/5/18
32,746	32,746	5.00%	1,637	1,636	10/5/18
5,000	5,000	6.00%	300	300	10/5/18
100,000	100,000	5.00%	5,000	5,000	10/5/18
7,000	7,000	6.00%	420	420	10/5/18
388,376	388,376	5.00%	19,420	19,419	10/5/18
192,000	192,000	0%	13,440	13,440	10/5/18
18,000	18,000	6.00%	1,080	1,080	9/1/2002
30,000	30,000	6.00%	1,800	1,800	9/12/2002
25,000	25,000	5.00%	1,250	1,250	8/31/2000
40,000	40,000	7.00%	2,800	2,800	7/10/2002

$871,082	$871,082		$48,796	$48,793